Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Expected rate of increase in salaries	3.70%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	3.20%	3.30%	3.10%
Rate used to discount plan liabilities	2.50%	2.50%	3.70%
Expected rate of increase in salaries	3.70%	3.80%	3.60%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	1.60%	1.60%	2.50%
Rate used to discount plan liabilities	3.00%	3.80%	4.00%
Expected rate of increase in salaries	3.00%	3.00%	3.00%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	1.50%	1.50%	2.50%
Rate used to discount plan liabilities	3.00%	3.90%	4.00%
Expected rate of increase in salaries	3.00%	3.00%	3.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	2.10%	2.20%	1.90%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.10%	5.10%	5.10%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	6.50%	6.80%	7.00%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.00%	5.00%	5.00%